LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Land Use Rights [Line Items]
Land use rights, gross	$ 1,199,576	$ 1,173,671
Less: accumulated amortization	(247,958)	(183,687)
Land use rights, net	951,618	989,984
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,434	143,985
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	399,578	376,122
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,564	$ 653,564